SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2024
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2024	2023	2022
Trade receivables and other current assets	$(233)	$540	$(296)
Accounts payable and accrued liabilities	120	(60)	109
Other assets and liabilities	(219)	(12)	(7)
	$(332)	$468	$(194)
The net change in corporate credit facilities for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2024	2023	2022
Proceeds from corporate credit facilities	$976	$596	$1,921
Repayments of corporate credit facilities	(736)	(596)	(1,921)
	$240	$—	$—
The distributions paid to participating non-controlling interests - in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Participating non-controlling interests – in operating subsidiaries	15	$(891)	$(1,428)	$(1,275)
Preferred equity	15	(28)	(27)	(26)
Perpetual subordinated notes	15	(37)	(29)	(29)
Preferred limited partners’ equity	16	(37)	(41)	(44)
Other(1)		—	558	2
		$(993)	$(967)	$(1,372)
(1)Pursuant to the TERP ownership transfer described in Note 29 - Related party transactions.
The distributions paid to unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
General partnership interest in a holding subsidiary held by Brookfield	15	$(134)	$(116)	$(100)
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	15	(277)	(265)	(250)
BEPC exchangeable shares and class A.2 exchangeable shares	15	(256)	(241)	(220)
Limited partners’ equity	17	(406)	(383)	(355)
Distribution reinvestment plan and other		12	15	10
		$(1,061)	$(990)	$(915)